Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Revenue
Schedule of receivables and contract liabilities from contracts with customers

	June 30, 2021	December 31, 2020

Receivables	393	0
Contract liabilities	70,064	91,041

Schedule of Disaggregation of Revenue

Geographic information
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Revenue:
Germany	222	0	458	75
Europe	0	0	0	2
USA	9,485	2,934	20,908	7,992
	9,707	2,934	21,366	8,069

Major service lines
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Collaboration revenue	9,485	2,793	20,888	7,716
Service revenue	222	141	478	353
	9,707	2,934	21,366	8,069

Timing on revenue recognition
	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Point in time	120	106	180	283
Over time	9,587	2,828	21,186	7,786
	9,707	2,934	21,366	8,069